9. Segment Data (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Data

Note 9 – Segment Data

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately, by different chief operating decision makers.

The Company’s business consists of three reportable segments:

•	Poker, gaming and entertainment, provided through WPT, including televised gaming and entertainment, land-based poker tournaments, online and mobile poker applications.
•	E-sports, provided through Allied Esports, including multiplayer video game competitions.
•	Corporate

The following tables present segment information for each of the three and nine months ended September 30, 2019 and 2018:

	For the three months ended September 30, 2019				For the nine months ended September 30, 2019
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL

Revenues	$4,137,091	$1,904,450	$–	$6,041,541	$14,022,841	$5,592,094	$–	$19,614,935
Loss from Operations	$172,502	$2,984,047	$661,054	$3,817,603	$1,069,712	$8,685,384	$661,054	$10,416,151

	For the three months ended September 30, 2018				For the nine months ended September 30, 2018
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL

Revenues	$4,426,935	$1,053,306	$–	$5,480,241	$12,347,616	$2,851,680	$–	$15,199,296
Loss from Operations	$232,220	$6,184,578	$–	$6,416,798	$1,926,092	$20,673,388	$–	$22,599,480

	As of September 30, 2019				As of December 31, 2018
	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL

Total Assets	$37,398,491	$22,347,135	$14,729,098	$74,474,724	$37,315,493	$27,931,444	$–	$65,246,937

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1)	Unallocated corporate operating losses result from general corporate overhead expenses not directly attributable to any one of the business segments. These expenses are reported separate from the Company’s identified segments and are included in General and Administrative expenses on the accompanying condensed consolidated statements of operations.
2)	Unallocated corporate assets not directly attributable to any one of the business segments.